Derivative financial instruments - General information and gain or loss recognized or reclassified (Details) item in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item oz t bbl	Dec. 31, 2016 USD ($) item oz t bbl	Dec. 31, 2015 USD ($) item oz t bbl
Financial Instruments:
Company policy, maximum level of hedging of foreign currency risk exposure as percentage of anticipated sales and purchases over the next 12 months (as a percent)	100.00%
Maximum number of months for which forecasted foreign currency exposures are hedged	12 months
Unrealized (losses) gains in OCI, net of tax, on derivatives designated as cash flow hedges	$ 12.0	$ (1.0)	$ (11.0)
Expected gains on derivatives designated as cash flow hedges to be reclassified from OCI to earnings in the next fiscal year	$ 11.0
Longest maturity of a derivative classified as a cash flow hedge	32 months
Gains (losses) recognized in OCI on derivatives (effective portion)	$ 45.0	21.0	(26.0)
Gains (losses) reclassified from OCI into income (effective portion)	26.0	7.0	(39.0)
Gains (losses), net of tax, reclassified from accumulated other comprehensive income (loss) to earnings	22.0	6.0	(30.0)
Gains (losses) recognized in income, derivatives not designated in hedge relationships	$ 156.0	$ (234.0)	$ 134.0
Minimum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	50.00%
Commodity hedging on anticipated commodity exposure period	12 months
Maximum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	100.00%
Commodity hedging on anticipated commodity exposure period	18 months
Copper swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | t	44,145	47,425	48,903
Aluminum swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | t	7,700	4,650	5,455
Nickel swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | t	12		18
Lead swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | t		15,100	14,625
Zinc swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | t	425	150	225
Silver swaps (in ounces)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | oz	1,966,729	1,586,395	1,727,255
Crude oil swaps (in barrels)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | bbl	170,331	121,000	133,500
Foreign exchange contracts
Financial Instruments:
Notional amount of derivative	$ 17,280.0	$ 15,353.0	$ 16,467.0
Gains (losses) recognized in OCI on derivatives (effective portion)	11.0	2.0	(11.0)
Gains (losses) reclassified from OCI into income (effective portion)	(1.0)	(11.0)	(36.0)
Foreign exchange contracts | Total revenues
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	147.0	(206.0)	(216.0)
Foreign exchange contracts | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	3.0	10.0	11.0
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(44.0)	(56.0)	16.0
Foreign exchange contracts | Selling, general and administrative expenses
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(18.0)	8.0	13.0
Foreign exchange contracts | Non-order related research and development expenses
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships		(2.0)	(1.0)
Foreign exchange contracts | Other income (expense), net
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(1.0)	22.0
Foreign exchange contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	22.0	(34.0)	287.0
Embedded foreign exchange derivatives
Financial Instruments:
Notional amount of derivative	1,641.0	2,162.0	2,966.0
Embedded foreign exchange derivatives | Total revenues
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(2.0)	(5.0)	127.0
Embedded foreign exchange derivatives | Total cost of sales
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(4.0)	(5.0)	(25.0)
Embedded foreign exchange derivatives | Selling, general and administrative expenses
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	5.0	(2.0)	(5.0)
Interest rate contracts
Financial Instruments:
Notional amount of derivative	5,706.0	3,021.0	4,302.0
Interest rate contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income on derivatives designated as fair value hedges	(25.0)	(28.0)	8.0
Gains (losses) recognized in income on hedged item	29.0	30.0	(4.0)
Commodity contracts
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	12.0	4.0	(9.0)
Gains (losses) reclassified from OCI into income (effective portion)	8.0	(2.0)	(10.0)
Commodity contracts | Total cost of sales
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	53.0	42.0	(61.0)
Other | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(2.0)	4.0	(1.0)
Cash-settled call options
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	22.0	15.0	(6.0)
Gains (losses) reclassified from OCI into income (effective portion)	$ 16.0	$ 10.0	$ (4.0)
Equity derivatives
Financial Instruments:
Cash-settled call options held on ABB Ltd shares | item	37	47	55
Conversion ratio	5
Total fair value of cash settled call options on ABB Ltd shares	$ 42.0	$ 23.0	$ 13.0